Corporate Information - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, ₱ in Millions				12 Months Ended
	Nov. 30, 2011 shares	Mar. 14, 2006	Mar. 24, 2000	Dec. 31, 2020 PHP (₱) ₱ / shares shares	Dec. 31, 2019 PHP (₱) shares	Oct. 16, 2012 PHP (₱) ₱ / shares shares	Jun. 05, 2012 ₱ / shares	Oct. 26, 2011 shares	Feb. 28, 2007
Disclosure Of Corporate Information [Line Items]
Corporate term, description				While PLDT’s amended Articles of Incorporation states that its corporate term is limited to 50 years from the date of incorporation on November 28, 1928, and another term of 50 years from November 28, 1978, PLDT has not elected to retain such specific corporate term.
Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued				150,000	150,000
Par value | ₱ / shares							₱ 1.00
Subscription amount | ₱				₱ 150	₱ 150
Amount of shares outstanding				150,000	150,000
American Depositary Shares [Member]
Disclosure Of Corporate Information [Line Items]
Par value | ₱ / shares				₱ 5.00
Amount of shares outstanding				16,690
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Common shares issued								27,700
Smart Communications, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of Ownership			100.00%
NTT Communications Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner			15.00%
NTT DOCOMO, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner		7.00%
Shares sold	4,560
NTT Communications and NTT Docomo [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				20.00%
Philippine Telecommunications Investment Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders acquired									6.00%
Philippine Telecommunications Investment Corporation [Member] | Metro Pacific Asset Holdings, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders									46.00%
First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				26.00%					28.00%
First Pacific Group and Philippine Affiliates [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				15.00%
Percentage of economic and voting interest held by strategic partner				15.00%
First Pacific Group [Member]
Disclosure Of Corporate Information [Line Items]
Beneficial ownership decrease percentage				2.00%
First Pacific Group [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Shares sold	5,810
JG Summit Group [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				11.00%
JG Summit Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				7.00%
Percentage of economic and voting interest held by strategic partner				7.00%
Beneficial Trust Fund Holdings Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued						150,000
Par value | ₱ / shares						₱ 1.00
Subscription amount | ₱						₱ 150
NTT Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				12.00%